Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Changes in Gross Carrying Amount and ECL Allowances (Detail) - Commercial [member] - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	$ 167,931,016	$ 218,437,652
Gross carrying amount, ending balance	108,933,970	167,931,016
Expected credit loss allowance, beginning balance	7,393,702	6,065,104
Expected credit loss allowance, ending balance	2,043,862	7,393,702
Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	110,969,473	195,616,200
Expected credit loss allowance	1,371,004	7,841,899
Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(87,795,756)	(149,782,368)
Expected credit loss allowance	(3,616,188)	(3,711,902)
Other Changes [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	4,869,040	(8,972,902)
Expected credit loss allowance	(425,460)	1,853,049
Amount Written Off [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount		(1,796,735)
Expected credit loss allowance		(887,973)
Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(87,039,803)	(85,570,831)
Expected credit loss allowance	(2,679,196)	(3,766,475)
Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	157,218,100	200,916,176
Gross carrying amount, ending balance	104,988,725	157,218,100
Expected credit loss allowance, beginning balance	1,297,163	1,801,305
Expected credit loss allowance, ending balance	942,804	1,297,163
Impairments Stage 1 [member] | Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	110,051,143	188,354,437
Expected credit loss allowance	1,075,815	3,279,398
Impairments Stage 1 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(83,250,192)	(140,692,431)
Expected credit loss allowance	(596,124)	(1,391,878)
Impairments Stage 1 [member] | Other Changes [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	3,784,056	(9,233,002)
Expected credit loss allowance	(69,512)	(96,662)
Impairments Stage 1 [member] | Transfers to Stage one [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	24,929	1,051
Expected credit loss allowance	15,564	23
Impairments Stage 1 [member] | Transfers to stage three [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(149,925)	(2,014,633)
Expected credit loss allowance	(113,621)	(1,634,225)
Impairments Stage 1 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(82,689,386)	(80,113,498)
Expected credit loss allowance	(666,481)	(660,798)
Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	9,225,497	12,926,836
Gross carrying amount, ending balance	2,570,188	9,225,497
Expected credit loss allowance, beginning balance	4,892,299	1,962,682
Expected credit loss allowance, ending balance	332,114	4,892,299
Impairments Stage 2 [member] | Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	918,330	7,261,763
Expected credit loss allowance	295,189	4,562,501
Impairments Stage 2 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(3,486,405)	(6,547,588)
Expected credit loss allowance	(2,150,293)	(963,890)
Impairments Stage 2 [member] | Other Changes [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	482,144	353,631
Expected credit loss allowance	(515,977)	1,838,541
Impairments Stage 2 [member] | Transfers to Stage one [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(24,929)	(1,051)
Expected credit loss allowance	(15,564)	(23)
Impairments Stage 2 [member] | Transfers to Stage two [member]
Disclosure of internal credit grades [line items]
Gross carrying amount		255,556
Expected credit loss allowance		57,010
Impairments Stage 2 [member] | Transfers to stage three [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,602,141)	(324,031)
Expected credit loss allowance	(1,064,701)	(72,305)
Impairments Stage 2 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(2,942,308)	(4,699,619)
Expected credit loss allowance	(1,108,839)	(2,492,217)
Impairments Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	1,487,419	4,594,640
Gross carrying amount, ending balance	1,375,057	1,487,419
Expected credit loss allowance, beginning balance	1,204,240	2,301,117
Expected credit loss allowance, ending balance	768,944	1,204,240
Impairments Stage 3 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,059,159)	(2,542,349)
Expected credit loss allowance	(869,771)	(1,356,134)
Impairments Stage 3 [member] | Other Changes [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	602,840	(93,531)
Expected credit loss allowance	160,029	111,170
Impairments Stage 3 [member] | Transfers to Stage two [member]
Disclosure of internal credit grades [line items]
Gross carrying amount		(255,556)
Expected credit loss allowance		(57,010)
Impairments Stage 3 [member] | Transfers to stage three [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	1,752,066	2,338,664
Expected credit loss allowance	1,178,322	1,706,530
Impairments Stage 3 [member] | Amount Written Off [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount		(1,796,735)
Expected credit loss allowance		(887,973)
Impairments Stage 3 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,408,109)	(757,714)
Expected credit loss allowance	$ (903,876)	$ (613,460)